Supplement dated December 28, 2012, to the Wilmington Funds (the “Funds” or the “Trust”) Statement of Additional Information dated August 31, 2012 (the “SAI”)

1.    Effective on or before December 31, 2012, Dr. Eric Brucker, Ms. Marguerite Hambleton, Mr. Robert J. Christian and Mr. Kenneth G. Thompson resigned as Trustees of the Trust. Mr. Christian and Mr. Thompson were “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Interested Trustees”).

2.    In October 2012, Kenneth G. Thompson resigned as President of the Trust.

3.    Effective December 7, 2012, Gregory B. McShea resigned as Chief Compliance Officer (“CCO”), Anti-Money Laundering (“AML”) Officer and Assistant Secretary of the Trust.

4.    At a meeting of the Board of Trustees (the “Board”) of the Trust held on December 5, 2012, the Trustees voted unanimously to appoint Robert J. Truesdell to serve as an Interested Trustee of the Trust. At that meeting, the Trustees also voted unanimously to appoint Hope L. Brown to serve as interim CCO and as AML Officer and Assistant Secretary of the Trust.

5.    By Action of Written Consent of the Board of Trustees of the Trust as of December 19, 2012 a majority of the Trustees voted to appoint Samuel Guerrieri to serve as President of the Trust.

(a)    Effective December 28, 2012, the following amends and supplements certain information on pages 79 to 86 of the SAI under the section entitled “Who Manages and Provides Services to the Funds?” and the subsections entitled “Board of Trustees – Interested Trustee Background and Compensation,” “Board of Trustees – Independent Trustees Background and Compensation,” Summary of the Experience and Qualifications of Trustees – Interested Trustees,” “Summary of the Experience and Qualifications of Trustees – Independent Trustees,” Officers Background and Compensation,” “Committees of the Board,” and “Board Ownership of Shares in the Funds and in the Trust.”

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

The Board is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Funds. Where required, the tables separately list Trustees who are “interested persons” of the Funds (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Trustee is provided below. Unless otherwise noted, the business address of each Trustee and Senior Officer of the Funds is 111 South Calvert Street, 26th floor, Baltimore, Maryland 21202. The Trust is comprised of 23 funds and is the only investment company in the Fund Complex. The Total Compensation from the Trust shown is as of the most recently completed fiscal year dated April 30, 2012.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

Name Address Birth date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust
R. Samuel Fraundorf, CFA, CPA* Birth date: 4/64	Principal Occupations: President of WTIA, President of Wilmington Trust Investment Management (“WTIM”), Director of Wilmington Funds Management Corporation (formerly known as Rodney Square Management Corporation).	$0

Trustee Began serving: March 2012	Other Directorships Held: None.

	Previous Positions: Chief Operating Officer of WTIM (1/08 to 1/09); Director of Research at WTIM (8/04 to 1/08); Senior Manager and Tax Manager, KPMG Investment Advisors (1/99 to 8/04).

Name Address Birth date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust
Robert J. Truesdell* Birth date: 11/55	Principal Occupations: Group Vice President and Senior Investment Advisor for Wilmington Trust Wealth Advisory Services, M&T Bank.	$0

Trustee Began serving: December 2012	Other Directorships Held: None.

	Previous Positions: Group Vice President, Managing Director and Chief Investment Officer, WTIA (6/02 to 6/12) and WFMC (3/12 to 6/12).

*	R. Samuel Fraundorf is “interested” due to the positions he holds with WTIA and WTIM. Robert J. Truesdell* is “interested” due to the positions he currently holds with Wilmington Trust Wealth Advisory Services, M&T Bank, the parent of the Funds’ Advisor, and previous positions held with WTIA and WFMC.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust*
Joseph J. Castiglia Birth date: 7/34	Principal Occupations: Private Investor, Consultant and Community Volunteer.	$66,000

Chairman and Trustee Began serving: February 1988	Other Directorships Held: Chairman (3/06 to 3/08), Trustee (3/04 to present) and Treasurer (3/10 to 3/12), Buffalo Olmstead Parks Conservancy (1/05 to present); Chairman and Trustee, Buffalo Philharmonic Orchestra Foundation (1/06 to 1/12); Vice Chairman and Trustee, Christ the King Seminary (1/05 to present); Director, Dunn Tire Corporation (1/05 to present); Chairman (5/12 to present), Director (1/08 to present), Read to Succeed Buffalo (1/08 to present); Director, Catholic Medical Partners (7/12 to present); Director, Roycroft Campus Corporation (8/12 to present).

	Previous Positions: President, Chief Executive Officer, Vice President, Treasurer, Controller and Vice Chairman, Pratt & Lambert United (manufacturing of paints, coatings and adhesives) (12/67 to 1/96); Chairman and Director, Catholic Health Systems of Western New York (1/97 to 5/03); Chairman and Director, Blue Cross Blue Shield of Western and Central New York (health insurance provider) (5/92 to 5/07); Lead Director and Director, Energy East (gas and electric utility); Chairman and Director, Federal Reserve Bank of New York, Buffalo Branch.

Robert H. Arnold Birth date: 3/44	Principal Occupations: Founder and Co-Manager, R.H. Arnold & Co. (financial consulting) (1989 to present).	$2,500	**

Trustee Began serving: March 2012	Other Directorships Held: First Potomac Realty Trust (real estate investment trust).

Name Birth date Position With Trust Date Service Began	Principal Occupations for Past Five Years and Other Directorships Held	Total Compensation From Trust*
William H. Cowie, Jr. Birth date: 1/31	Principal Occupations: Retired. Other Directorships Held: MedStar Community Health (not-for-profit owner and operator of hospitals) (1972 to present).	$55,000

Trustee Began serving: September 2003	Previous Positions: Vice Chairman of Signet Banking Corp.

John S. Cramer Birth date: 2/42	Principal Occupations: Senior Consultant, Yaffe & Co. (health care consulting) (2/06 to present).	$55,000

Trustee Began serving: December 2000

Other Directorships Held: Director, Chairman of the Executive Committee and Chairman of the Compensation Committee of Chek-Med Corporation (6/03 to present).

Previous Positions: President and Chief Executive Officer Emeriti, Pinnacle Health Systems (non-profit hospital and health care system in Central Pennsylvania).

Daniel R. Gernatt, Jr. Birth date: 7/40	Principal Occupations: CEO, Gernatt Asphalt Products, Inc. (asphalt, sand and gravel products) (1979 to present).	$55,000

Trustee Began serving: February 1988	Other Directorships Held: Director, Roswell Park Alliance (2008 to present); Trustee, Gernatt Family Foundation.

Nicholas A. Giordano Birth date: 3/43	Principal Occupations: Consultant, financial services organizations (1997 to present).	$2,500	**

Trustee Began serving: March 2012	Other Directorships Held: Kalmar Pooled Investment Trust; The RBB Fund Inc. (19 portfolios) (registered investment companies); Independence Blue Cross; IntriCon Corporation (industrial furnaces and ovens).

	Previous Positions: Interim President, LaSalle University (1998 to 1999); President and Chief Executive Officer, Philadelphia Stock Exchange (1981 to 1997).

Richard B. Seidel Birth date: 4/41	Principal Occupations: Chairman and Director, Girard Partners, Ltd. (investment advisor) (9/95 to present); Chairman and Director, Girard Capital (broker-dealer) (3/09 to present).	$55,000

Trustee Began serving: September 2003	Other Directorships Held: Director, Tristate Capital Bank (9/07 to present).

*	The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.
**	March 10, 2012 (commencement of trusteeship) through April 30, 2012.

SUMMARY OF THE EXPERIENCE AND QUALIFICATIONS OF TRUSTEES

Described below for each Trustee are specific experiences, qualifications, attributes, or skills that support a conclusion that he or she should serve as a Trustee of the Trust as of the date of this SAI and in light of the Trust’s business and structure. The role of an effective Trustee inherently requires certain personal qualities, such as integrity, as well as the ability to comprehend, discuss and critically analyze materials and issues that are presented so that the Trustee may exercise judgment and reach conclusions in fulfilling his or her duties and fiduciary obligations. It is believed that the specific background of each Trustee evidences those abilities and is appropriate to his or her serving on the Trust’s Board of Trustees. Further information about each Trustee is set forth in the table above describing the business activities of each Trustee during the past and other directorships held five years.

INTERESTED TRUSTEES

Mr. Fraundorf has served as a Trustee of the Trust since March 2012. He has significant experience related to the financial services industry, having been Chief Operating Officer of WTIM. He is currently the President of WTIA.

Mr. Truesdell has served as a Trustee of the Trust since December 2012, while also acting as a Senior Investment Advisor for Wilmington Trust Wealth Advisory Services, M&T Bank, the parent company of the Advisor to the Funds, WFMC and WTIA. His current position within the M&T organization entails significant responsibilities and his previous positions with WFMC and WTIA included extensive business experience with the operations of a financial services company.

INDEPENDENT TRUSTEES

Mr. Arnold has served as an Independent Trustee of the Trust since March 2012. He has significant experience related to the business and financial services industries, being the founder and co-manager of R.H. Arnold & Co., Inc., a financial consulting firm. He has also served as a trustee to other mutual fund complexes.

Mr. Castiglia has over 24 years of experience serving as an Independent Trustee of the Trust, including experience serving as the Chairman of the Board. Those positions have provided Mr. Castiglia with knowledge of the operations and business of the Trust and the Funds, and have called upon him to exercise leadership and analytical skills. Mr. Castiglia has significant business experience, having been, among other things, Chairman of Blue Cross Blue Shield of Western and Central New York; Chairman of Catholic Health of Western New York; Chairman of the Buffalo Branch of the Federal Reserve Bank of New York; President and Chief Executive Office of Pratt & Lambert United Inc. (NYSE); Lead Director of Energy East Corporation (NYSE); and Principal of Deloitte & Touche (formerly Haskins & Sells).

Mr. Cowie has over 8 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Funds. Mr. Cowie has significant experience related to the financial services industry, having been Vice Chairman of Signet Banking Corp.

Mr. Cramer has over 11 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Funds. Mr. Cramer has significant business experience, having been, among other things, President and Chief Executive Officer of Pinnacle Health Systems.

Mr. Gernatt has 24 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Funds. Mr. Gernatt has significant business experience, as he has served as Chief Executive Officer of Gernatt Asphalt Products, Inc. since 1979.

Mr. Giordano has served as an Independent Trustee of the Trust since March 2012. He has significant experience related to the business and financial services industries, having been Chief Executive Officer of the Philadelphia Stock Exchange. He is currently a consultant to financial service organizations and serves as a trustee to other mutual fund complexes.

Mr. Seidel has over 8 years of experience serving as an Independent Trustee of the Trust. That position has provided him with knowledge of the operations and business of the Trust and the Funds. Mr. Seidel has significant experience related to the financial services industry, having been Founder, Chairman and Director of Girard Partners Ltd., a registered investment advisory firm, since 1995, and Chairman and Director of Girard Capital, a broker-dealer, since 2009.

The Board believes that each Trustee’s experience, qualifications, attributes and skills should be evaluated on an individual basis and in consideration of the perspective such Trustee brings to the entire Board, with no single Trustee, or particular factor, being indicative of Board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard.

Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice, public service or academic positions; experience from service as a board member (including the Board) or as an executive of investment funds, public companies or significant private or non-profit entities or other organizations; and/or other life experiences.

To assist them in evaluating matters under federal and state law, the Independent Trustees may benefit from information provided by counsel to the Trust. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

OFFICERS BACKGROUND AND COMPENSATION

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*
Samuel Guerrieri Birth year: 1965 President Began serving: December 2012	Principal Occupations: President and Chief Executive Officer, M&T Securities, Senior Vice President, M&T Bank.	—

Michael D. Daniels Birth year: 1967	Principal Occupations: Chief Operating Officer, Wilmington Funds and Wilmington Trust Investment Advisors, Inc., Administrative Vice President, M&T Bank.	—

Chief Operating Officer Began serving: June 2007	Previous Positions: Senior Vice President, MSD&T and MCA (2006 to 2007); Vice President, Calamos Asset Management (2004 to 2006); Vice President, JP Morgan Chase Bank (2002 to 2004).

Jeffrey M. Seling Birth year: 1970	Principal Occupations: Vice President, M&T Bank and Wilmington Trust Investment Advisors, Inc.	—

Vice President Began serving: June 2007	Previous Positions: Vice President, MSD&T; Assistant Vice President, Wells Fargo Bank; Assistant Vice President, JP Morgan Chase Bank.

Hope L. Brown Birth year: 1973	Principal Occupations: Vice President, Wilmington Trust Investment Advisors, Inc.; Chief Compliance Officer, Wilmington Funds.	—

Chief Compliance Officer, AML Compliance Officer and Assistant Secretary Began serving: December 2012	Previous Positions: Assistant Vice President, Lead Manager, Risk Management and Divisional Compliance for T. Rowe Price (2005 to 2010); Senior Compliance Officer, Manager of Compliance for RE Investment, Inc., RE Advisers, Inc. and the Homestead Funds (2001 to 2005).

Eric B. Paul Birth year: 1974	Principal Occupations: Administrative Vice President, M&T Bank (2003 to present); Director of Proprietary Products, M&T Bank since April 2008.	—

Vice President Began serving: June 2008

Ralph V. Partlow, III 25 South Charles Street, 22nd floor Baltimore, MD 21201 Birth year: 1957	Principal Occupation: Administrative Vice President and Deputy General Counsel, M&T Bank (2003 to present). Previous Positions: Vice President and Senior Counsel, Allfirst Bank (1995-2003).	—

Vice President Began serving: June 2010

Guy Nordahl 101 Barclay Street, 13E New York, NY 10286 Birth year: 1965	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2009 to present). Previous Positions: Vice President, BNY Mellon Asset Management (2003 to 2009); Vice President, BNY Mellon Asset Servicing (1999 to 2003).	—

Chief Financial Officer and Treasurer Began serving: September 2007

Name Address Birth year Position With Trust	Principal Occupations for Past Five Years and Previous Positions	Total Compensation From Trust*
Lisa R. Grosswirth 101 Barclay Street, 13E New York, NY 10286 Birth year: 1963	Principal Occupations: Vice President, BNY Mellon Asset Servicing (2004 to present). Previous Positions: Supervisory Paralegal, The Dreyfus Corporation (1998 to 2004).	—

Secretary Began serving: September 2007

Richard J. Berthy Three Canal Plaza, Suite 100 Portland, ME 04101 Birth year: 1958	Principal Occupations: Chief Executive Officer, Foreside Financial Group, LLC (7/12 to present). Previous Positions: President, Foreside Financial Group, LLC (5/08 to 7/12); Chief Administrative Officer, Foreside Financial Group, LLC (2005 to 2008); President and Secretary, Bainbridge Capital Management, LLC (6/03 to 6/06); Vice President, Bainbridge Capital Management (8/02 to 5/04).	—

Chief Executive Officer Began serving: September 2007

*	Officers do not receive any compensation from the Trust.

COMMITTEES OF THE BOARD

The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, the Trust, and each Fund’s shareholders and to facilitate compliance with legal and regulatory requirements. Currently, the Board has created an Audit Committee, Nominating and Governance Committee, Pricing Committee, Disclosure Controls and Procedures Committee and the Sub-Advisor and Performance Oversight Committee.

The Audit Committee is composed of each of Nicholas A. Giordano, Chairman, Joseph J. Castiglia, William H. Cowie and John S. Cramer, each who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the 1940 Act (individually, an Independent Trustee and collectively, the Independent Trustees). The Audit Committee oversees and monitors the Trust’s internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee is responsible for selecting and retaining the auditors for the Trust. The Audit Committee is also responsible for approving the audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services performed. The Chairman of the Audit Committee shall be responsible for pre-approving all non-audit related services subject to ratification by the full Audit Committee. The Audit Committee reviews the qualifications of the auditor’s key personnel involved in the foregoing activities and monitors the auditor’s independence. The Audit Committee also discusses the Trust’s processes with respect to risk assessment and risk management. During the fiscal year ended April 30, 2012, the Audit Committee met four times.

The Nominating and Governance Committee is composed of all of the Independent Trustees, as that term is defined in section 2(a)(19) of the 1940 Act. The Trust has a Nominating and Governance Committee Charter. The Board of the Trust shall appoint the members of the Nominating and Governance Committee and the Nominating and Governance Committee is responsible for the selection and nomination for election to the full Board, appropriate candidates for service as Trustees of the Trust. In addition, the Nominating and Governance Committee will provide a forum for the Independent Trustees to address important issues of corporate governance for the Trust, including to make appropriate recommendations to the full Board regarding sound governance practices. Unless otherwise determined by the Committee, the Chairman of the Board serves as Chairman of the Nominating and Governance Committee. During the fiscal year ended April 30, 2012, the Nominating and Governance Committee met twice.

The Pricing Committee is composed of any one Independent Trustee and a representative from the Advisor. The Pricing Committee may make fair valuation determinations as may be required from time to time. The Pricing Committee meets as is required. During the fiscal year ended April 30, 2012, the Pricing Committee did not meet.

The Disclosure Controls and Procedures (DC&P) Committee is composed of the Trust’s Principal Executive Officer (PEO), Principal Financial Officer (PFO), Chief Compliance Officer, as well as the Chief Investment Officer and Chief Operating Officer of the Advisor, and from time to time, Fund Counsel and other persons may be invited to attend meetings by the Trust’s PEO and PFO. The DC&P Committee oversees internal controls relating to preparation and filing of financial statements and meets prior to the final approvals by the PEO and PFO of the Fund on the annual report, semi-annual report, Form N-Q Filings and certain other filings. During the fiscal year ended April 30, 2012, the DC&P Committee met eight times.

The Sub-Advisor and Performance Oversight (SA & PO) Committee is composed of any one Independent Trustee and any one representative from the Advisor, and from time to time, Fund Counsel and other persons may be invited to attend meetings. The SA & PO Committee oversees the manager selection process and meets prior to the selection of additional sub-advisors or the termination of any sub-advisor. During the fiscal year ended April 30, 2012, the SA & PO Committee did not meet.

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE TRUST

AS OF DECEMBER 31, 2011

Board Member Name	Dollar Range of Shares Owned in Funds	Aggregate Dollar Range of Shares Owned in Trust
Interested Board Members
R. Samuel Fraundorf		$50,001-$100,000
Wilmington Small-Cap Strategy Fund	$10,001-$50,000
Wilmington Multi-Manager International Fund	$10,001-$50,000
Robert J. Truesdell		$50,001-$100,000
Wilmington Tax-Exempt Money Market Fund	$1-$10,000
Wilmington Short Duration Government Bond Fund	$50,001-$100,000
Wilmington New York Municipal Bond Fund	$1-$10,000
Independent Board Members
Joseph J. Castiglia		Over $100,000
Wilmington Small-Cap Growth Fund	Over $100,000
Robert H. Arnold	None	None
William H. Cowie, Jr.		Over $100,000
Wilmington Large-Cap Value Fund	$10,001-$50,000
Wilmington Large-Cap Growth Fund	$10,001-$50,000
Wilmington Intermediate-Term Bond Fund	Over $100,000
John S. Cramer		Over $100,000
Wilmington Large-Cap Growth Fund	$1 - $10,000
Wilmington Mid-Cap Growth Fund	$10,001 - $50,000
Wilmington Small-Cap Growth Fund	$10,001 - $50,000
Wilmington Multi-Manager International Fund	$50,001-$100,000
Wilmington Strategic Allocation Moderate Fund	$1 - $10,000
Wilmington Intermediate–Term Bond Fund	Over $100,000
Wilmington Pennsylvania Municipal Bond Fund*	Over $100,000
Wilmington Prime Money Market Fund	$50,001 - $100,000
Daniel R. Gernatt, Jr		Over $100,000
Wilmington Large-Cap Value Fund	Over $100,000
Wilmington Large-Cap Growth Fund	Over $100,000
Wilmington Mid-Cap Growth Fund	Over $100,000
Wilmington Multi-Manager International Fund	Over $100,000
Wilmington Prime Money Market Fund	$1 - $10,000
Nicholas A. Giordano		Over $100,000
Wilmington Multi-Manager Real Asset Fund	Over $100,000
Richard B. Seidel		$50,001-$100,000
Wilmington Large-Cap Value Fund	$10,001-$50,000
Wilmington Mid-Cap Growth Fund	$10,001-$50,000

*	The Wilmington Pennsylvania Municipal Bond Fund merged into the Wilmington Municipal Bond Fund on November 30, 2012.

As of December 31, 2012, the Funds’ Board and Officers as a group owned less than 1% of each Fund’s outstanding Shares.

(b)    The information in the SAI related to Dr. Eric Brucker, Robert J. Christian, Dr. Marguerite Hambleton and Kenneth G. Thompson is hereby deleted.

(c)    The information in the SAI related to Gregory B. McShea is hereby deleted.

SP-WT-SAI-001-122812

Please keep this Supplement for future reference